Significant Accounting Policies (Tables)	6 Months Ended
Jun. 30, 2024
Significant Accounting Policies [Abstract]
Schedule of Ordinary Share Equivalents Share Options and Warrants	Ordinary share equivalents include outstanding share options and warrants, which are included under the treasury stock method when dilutive.
	Six months ended June 30,		Three months ended June 30,
	2024	2023	2024	2023
Numerator:
Net income (loss)	$(8,405)	$2,047	$(4,210)	$5,762

Denominator:
Basic weighted-average ordinary shares outstanding	11,453,845	11,329,516	11,454,512	11,369,031
Effect of dilutive shares	-	409,368	-	408,108
Diluted weighted average ordinary shares outstanding	11,453,845	11,738,884	11,454,512	11,777,139

Basic net income (loss) per share	$(0.73)	$0.18	$(0.37)	$0.51
Diluted net income (loss) per share	$(0.73)	$0.17	$(0.37)	$0.49